OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses	$ 195,061	$ 120,054
Other payables	17,487	18,547
Total other payables and accrued liabilities	$ 212,548	$ 138,601